Financial Instruments (Debt and Marketable Equity Securities Table) (Details 3) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Fair value of financial instruments, details:
Carrying amount of long-term debt	$ 32,856		$ 24,088
Fair value of long-term debt	34,555		27,119
Debt and Marketable Equity Securities.
Debt securities - noncurrent, adjusted cost	7		8
Debt securities - noncurrent, gross unrealized gains	1		2
Debt securities - noncurrent, fair value	9		10
Available-for-sale equity investments, adjusted cost	20		31
Available-for-sale equity investments, gross unrealized gains	2		4
Available-for-sale equity investments, gross unrealized losses	4		1
Available-for-sale equity investments, fair value	18		34
Carrying amount of long-term debt	32,856		24,088
Sales of debt and available-for-sale equity investments
Proceeds	41		112		405
Gross realized gains (before taxes)	13		45		232
Gross realized losses (before taxes)	5		1		0
Unrealized holding gains/(losses) on available-for-sale debt and equity securities
Net unrealized gains/(losses) arising during the period	0		17
Net unrealized (gains)/losses reclassified to net income	(5)	[1]	(25)	[1]	(143)
Writedowns included in net income for the period			$ 2.0
Maximum contractual maturities of substantially all available-for-sale debt securities	1 year

[1]	Includes writedowns of $2.0 million in 2012.